Consolidated Statement of Cash Flow	12 Months Ended
Dec. 31, 2019
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
Disclosure of cash flow statement [text block]

Note 5     Consolidated Statement of Cash Flow

The Consolidated Statement of Cash Flow shows the Group’s cash flows for the year for operating, investing and financing activities and the change in cash and cash equivalents during the year.

Cash flows from operating activities are computed from the results for the year adjusted for non-cash operating items, changes in net working capital, and corporate tax. Income tax paid is presented as a separate item under operating activities.

Cash flows from investing activities include payments in connection with the purchase and sale of property, plant and equipment and cash flows relating to the purchase and sale of enterprises to third parties, if any.

Cash flows from financing activities include changes in equity, and proceeds from borrowings and repayment of loans.

Cash and cash equivalents include bank overdraft and liquid funds with a term of less than three months.

The following chart describes non-cash transactions related to the Consolidated Statement of Cash Flow:

Amounts in US$‘000	2019	2018	2017
Increase (Decrease) in asset retirement obligation	13,299	(4,355)	5,943
Increase (Decrease) in provisions for other long-term liabilities	1,867	(60)	2,053
Purchase of property, plant and equipment	(733)	1,100	11,759

Changes in working capital shown in the Consolidated Statement of Cash Flow are disclosed as follows:

Amounts in US$‘000	2019	2018	2017
(Increase) Decrease in Inventories	(1,675)	511	(2,031)
(Increase) Decrease in Trade receivables	(27,839)	3,423	(1,344)
Increase in Prepayments and other receivables and Other assets	(27,547)	(36,061)	(23,425)
Customer advance repayments (a)	-	(10,000)	(10,000)
Security deposit utilised (granted) (Note 36.4)	-	15,600	(15,600)
Increase in Trade and other payables	14,807	20,169	27,122
	(42,254)	(6,358)	(25,278)
(a)

In December 2015, the Colombian subsidiary entered into a prepayment agreement with Trafigura under which GeoPark sells and deliver a portion of its Colombian crude oil production. Funds committed were repaid by the Group on a monthly basis through oil deliveries until December 2018.

The following chart shows the movements in the borrowings, lease liabilities and payables to related parties for each of the periods presented:

		Lease	Payables to
Amounts in US$‘000	Borrowings	Liabilities	related parties	Total
At January 1, 2017	358,672	—	27,801	386,473
Proceeds from borrowings	425,000	—	—	425,000
Debt issuance costs paid	(6,683)	—	—	(6,683)
Proceeds from cash calls from related parties	—	—	1,155	1,155
Accrual of borrowing's interests	26,651	—	2,228	28,879
Borrowing cancellation costs	17,575	—	—	17,575
Exchange difference	(1,320)	—	1,742	422
Foreign currency translation	1,334	—	(1,742)	(408)
Principal paid	(355,022)	—	—	(355,022)
Interest paid	(27,688)	—	—	(27,688)
Borrowing cancellation costs paid	(12,315)	—	—	(12,315)
At December 31, 2017	426,204	—	31,184	457,388
Proceeds from borrowings	36,017	—	—	36,017
Accrual of borrowing's interests	28,842	—	1,602	30,444
Exchange difference	(2)	—	4,333	4,331
Foreign currency translation	(1,291)	—	(4,333)	(5,624)
Principal paid	(15,073)	—	—	(15,073)
Interest paid	(27,695)	—	—	(27,695)
Payments to related parties	—	—	(32,786)	(32,786)
At December 31, 2018	447,002	—	—	447,002
Initial recognition of lease liabilities	—	14,610	—	14,610
Addition to lease liabilities	—	2,496	—	2,496
Accrual of borrowing's interests	29,940	—	—	29,940
Exchange difference	5	566	—	571
Foreign currency translation	(639)	7	—	(632)
Unwinding of discount	—	419	—	419
Principal paid	(9,790)	—	—	(9,790)
Interest paid	(29,099)	—	—	(29,099)
Lease payments	—	(4,855)	—	(4,855)
At December 31, 2019	437,419	13,243	—	450,662